CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 318,319	$ 347,930
Investments	33,584	269,959
Trade receivables	295,992	289,338
Other receivables	44,755	74,125
Inventories	60,444	68,659
Assets classified as held for sale	1,765
Total current assets	754,859	1,050,011
Non-Current Assets
Trade receivables	432	549
Other receivables	48,968	42,753
Deferred income tax assets	32,990	30,085
Investments	13,609	51,878
Goodwill	3,372,692	3,362,152
PP&E	4,330,508	4,947,233
Intangible assets	1,896,375	1,973,865
Right of use assets	491,319	469,698
Total non-current assets	10,186,893	10,878,213
TOTAL ASSETS	10,941,752	11,928,224
Current Liabilities
Trade payables	444,687	777,098
Borrowings	1,072,741	1,227,050
Salaries and social security payables	226,262	198,470
Income tax payables	4,560	3,401
Other taxes payables	90,662	85,250
Dividends payables	686
Leases liabilities	74,531	62,576
Other liabilities	40,399	44,554
Provisions	3,884	11,629
Total current liabilities	1,958,412	2,410,028
Non-Current Liabilities
Trade payables	16,476	1,990
Borrowings	1,805,263	3,407,110
Salaries and social security payables	9,468	8,120
Deferred income tax liabilities	1,410,737	1,004,199
Other taxes payables	2	24
Leases liabilities	138,445	130,460
Other liabilities	15,317	19,691
Provisions	52,850	56,873
Total non-current liabilities	3,448,558	4,628,467
TOTAL LIABILITIES	5,406,970	7,038,495
EQUITY
Equity attributable to Controlling Company	5,425,003	4,720,851
Equity attributable to non-controlling interest	109,779	168,878
TOTAL EQUITY(See Consolidated Statements of Changes in Equity)	5,534,782	4,889,729
TOTAL LIABILITIES AND EQUITY	$ 10,941,752	$ 11,928,224